Geographic information (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues derived by geography	CAD 17,422,151	CAD 3,913,367	CAD 2,684,095
South and Central America (Bolivia, Belize) [Member]
Revenues derived by geography	CAD 17,422,151		CAD 24,803
North America (United States) [Member]
Revenues derived by geography		CAD 3,913,367
Asia (Pakistan) [Member]
Revenues derived by geography			CAD 2,659,292